April 5, 2011

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Variable Trust (the "Trust")

Wells Fargo Advantage VT Small Cap Growth Fund

Wells Fargo Advantage VT Small Cap Value Fund

  (the “Funds”)   No. 333-165355

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests class identifiers as follows:

For the Wells Fargo Advantage VT Small Cap Growth Fund new class identifier for Class 1 shares;
For the Wells Fargo Advantage VT Small Cap Value Fund new class identifier for Class 1 shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated March 9, 2010 with accession number 0000907244-10-000329.  This filing is being made solely for the purpose of obtaining identifiers for the Class 1 shares of Wells Fargo Advantage VT Small Cap Growth Fund and the Class 1 shares of Wells Fargo Advantage VT Small Cap Value Fund.

Since the filing on Form N-14, the Class 1 shares of the Funds have been included appropriately and timely in all filings required to be made for the Trust under the Act and under the Investment Company Act of 1940.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel